Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Computer equipment	789,516	808,588
Buildings and building improvement	9,888	893,595
Land	32,100	333,340
Office equipment	181,055	188,512
Leasehold improvement	149,398	2,285
Construction in progress	760,411	92,395
Vehicles	3,584	3,910
Less: accumulated depreciation	(1,029,382)	(898,802)
Exchange difference	466	(3,793)

	897,036	1,420,030